Comprehensive Income (Loss) (Summary Of The Activity In Other Comprehensive Income (Loss), Net Of The Related Tax Effects) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Other comprehensive income before reclassifications:
Pre-tax amount	$ (12)
Tax provision (benefit)	(3)
After-tax amount	(10)
Net current period other comprehensive loss	(9)	$ (2)
Balance at the end of period	(9)
Unrealized Losses on Derivatives
Other comprehensive income before reclassifications:
Pre-tax amount	(12)
Tax provision (benefit)	(3)
After-tax amount	(10)
Net current period other comprehensive loss	(9)
Balance at the end of period	$ (9)